UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (877) 446-3863

                    Date of fiscal year end: October 31, 2008

                    Date of reporting period: April 30, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.


                        THE ADVISORS' INNER CIRCLE FUND

                                   (LSV LOGO)
                         Conservative Value Equity Fund

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                 APRIL 30, 2008

                      THIS INFORMATION MUST BE PRECEDED OR
                      ACCOMPANIED BY A CURRENT PROSPECTUS.
                 INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY
                                BEFORE INVESTING.

                                   (LSV LOGO)
              MANAGER'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The total return of the LSV Conservative Value Equity Fund and the benchmark Russell 1000 Value Index since inception (April 1, 2007) were as follows:

                                                  Since
                                     6 Months   Inception
                                     --------   ---------
LSV CONSERVATIVE VALUE EQUITY FUND   -11.10%      -8.06%
Russell 1000 Value Index              -9.84%      -5.20%

There was little place to hide in the trailing six months as Energy was the only sector to generate a positive absolute return in the S&P 500. From a style perspective, growth stocks held up modestly better than value stocks as the Russell 1000 Growth fell 9.28% in the period. Within the Russell 1000 Value, deeper value stocks did not fare as well as those with higher multiples posing a challenging environment for our value biased approach. In the trailing year, growth stocks have outperformed value stocks by over 8.5%.

Despite the strong relative performance of the Energy sector, there were Energy stocks that struggled in the period and we owned some of them; overweight positions in Marathon, Valero and Sunoco detracted from returns. Portfolio holdings within the Financials sector also hurt results, particularly exposure to firms that have been affected so acutely by the sub-prime crisis. The negative impact of a modest underweight to Consumer Staples stocks was offset by positive stock selection in that sector and in Technology stocks.
LSV's disciplined value investment strategy continues to focus on stock selection while maintaining strict risk controls to limit portfolio volatility. The resulting portfolio is diversified across industries and economic sectors making stock selection a major contributor to excess returns. While our value biased approach has been out of step the last several quarters we would note that the portfolio is quite cheap in both absolute and relative terms and we believe this positioning will be rewarded over the long run. The portfolio characteristics shown below demonstrate the valuation discount of the Fund's portfolio relative to the indices:

                                  Russell 1000   S&P 500
Characteristic             Fund    Value Index    Index
--------------             ----   ------------   -------
Price-to-Earnings Ratio    12.3x      14.1x       15.3x
Price-to-Book Ratio         1.8x       1.9x        2.6x
Price-to-Cash Flow Ratio    7.7x       8.4x       10.6x

We plan to continue with the same investment approach and are confident our disciplined cash flow and earnings-based model will continue to select stocks that are poised to outperform the benchmark over the next three to five years.

THE INFORMATION PROVIDED HEREIN REPRESENTS THE OPINION OF THE MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE.

THE RUSSELL 1000 VALUE INDEX IS A WIDELY-RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATION) INDEX OF U.S. COMPANIES WITH LOWER FORECASTED GROWTH RATES AND PRICE-TO-BOOK RATIOS.

April 30, 2008                                                       (Unaudited)


SECTOR WEIGHTINGS+:

                                  (BAR CHART)

Financials                   28.5%
Energy                       17.9%
Industrials                   9.7%
Consumer Discretionary        7.9%
Health Care                   7.2%
Materials                     6.6%
Consumer Staples              6.0%
Information Technology        5.4%
Telecommunication Services    5.3%
Utilities                     5.1%
Repurchase Agreement          0.4%

+   Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

LSV CONSERVATIVE VALUE                                                    Value
EQUITY FUND                                                   Shares      (000)
----------------------------------------------------------   --------   --------
COMMON STOCK (99.3%)
AEROSPACE & DEFENSE (1.6%)
   Boeing                                                      12,100   $  1,027
   Northrop Grumman                                            13,600      1,000
   Tyco International                                          19,100        894
                                                                        --------
                                                                           2,921
                                                                        --------
AGRICULTURAL OPERATIONS (0.5%)
   Archer-Daniels-Midland                                      19,500        859
                                                                        --------
AGRICULTURAL PRODUCTS (0.5%)
   Corn Products International                                 20,600        955
                                                                        --------
AIRCRAFT (0.6%)
   Honeywell International                                     14,300        849
   Lockheed Martin                                              2,900        308
                                                                        --------
                                                                           1,157
                                                                        --------
APPAREL RETAIL (0.4%)
   Gap                                                         39,100        728
                                                                        --------
APPAREL/TEXTILES (0.0%)
   Liz Claiborne                                                  600         11
                                                                        --------
ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
   Ameriprise Financial                                         7,500        356
                                                                        --------
AUTOMOTIVE (1.1%)
   American Axle & Manufacturing Holdings                      29,500        594
   Cooper Tire & Rubber                                        34,900        459
   Lear*                                                       29,700        848
   TRW Automotive Holdings*                                     3,000         77
                                                                        --------
                                                                           1,978
                                                                        --------

                                                                          Value
                                                              Shares      (000)
                                                             --------   --------
BANKS (12.4%)
   Bank of America                                            131,300   $  4,929
   BB&T                                                        25,300        868
   Colonial BancGroup                                          57,000        464
   Comerica                                                    10,600        368
   Fannie Mae                                                   3,000         85
   First Horizon National                                       3,900         42
   JPMorgan Chase                                             114,300      5,446
   Keycorp                                                     32,200        777
   National City                                                8,200         52
   PNC Financial Services Group                                11,800        818
   Regions Financial                                           64,700      1,418
   SunTrust Banks                                              21,800      1,215
   UnionBanCal                                                 10,300        541
   US Bancorp                                                  52,400      1,776
   Wachovia                                                    81,900      2,387
   Washington Mutual                                           23,100        284
   Wells Fargo                                                 53,400      1,589
                                                                        --------
                                                                          23,059
                                                                        --------
BIOTECHNOLOGY (0.5%)
   Amgen*                                                      23,100        967
                                                                        --------
BROADCASTING, NEWSPAPERS & ADVERTISING (0.7%)
   CBS, Cl B                                                   59,700      1,377
                                                                        --------
BUILDING & CONSTRUCTION (0.5%)
   KB Home                                                        400          9
   Lennox International                                         7,000        232
   Masco                                                       41,500        756
                                                                        --------
                                                                             997
                                                                        --------
CHEMICALS (3.0%)
   Dow Chemical                                                61,000      2,449
   EI Du Pont de Nemours                                       29,500      1,443
   Lubrizol                                                     6,500        379
   PPG Industries                                              14,400        884
   Rohm & Haas                                                    800         43
   RPM International                                           12,300        274
                                                                        --------
                                                                           5,472
                                                                        --------
COMMERCIAL PRINTING (0.5%)
   RR Donnelley & Sons                                         30,100        922
                                                                        --------
COMPUTERS & SERVICES (3.2%)
   Computer Sciences*                                          31,000      1,351
   Hewlett-Packard                                              4,000        185
   International Business Machines                             17,600      2,124
   Seagate Technology                                          60,700      1,146
   Sun Microsystems*                                           67,400      1,056
   Symantec*                                                    9,300        160
                                                                        --------
                                                                           6,022
                                                                        --------
CONSUMER DISCRETIONARY (1.4%)
   Kimberly-Clark                                               8,100        518
   Procter & Gamble                                            30,300      2,032
                                                                        --------
                                                                           2,550
                                                                        --------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS

April 30, 2008                                                       (Unaudited)

LSV CONSERVATIVE VALUE                                                    Value
EQUITY FUND                                                   Shares      (000)
----------------------------------------------------------   --------   --------
CONSUMER PRODUCTS (0.9%)
   Brunswick                                                    4,500   $     75
   Hasbro                                                      12,200        434
   Mattel                                                      41,900        785
   Polaris Industries                                           9,600        447
                                                                        --------
                                                                           1,741
                                                                        --------
DIVERSIFIED MANUFACTURING (0.2%)
   Teleflex                                                     6,000        331
                                                                        --------
DIVERSIFIED METALS & MINING (0.5%)
   Freeport-McMoRan Copper & Gold                               8,800      1,001
                                                                        --------
ELECTRICAL SERVICES (8.2%)
   Alliant Energy                                              25,800        972
   American Electric Power                                     21,200        946
   Dominion Resources                                          15,500        673
   DTE Energy                                                  20,700        834
   FirstEnergy                                                 22,600      1,710
   General Electric                                           207,400      6,782
   NiSource                                                     2,900         52
   OGE Energy                                                     900         29
   Progress Energy                                             18,100        760
   Puget Energy                                                11,000        299
   SCANA                                                       14,300        564
   TECO Energy                                                 43,600        698
   Westar Energy                                                7,600        176
   Xcel Energy                                                 32,600        678
                                                                        --------
                                                                          15,173
                                                                        --------
FINANCIAL SERVICES (4.1%)
   AmeriCredit*                                                 5,900         82
   CIT Group                                                   18,200        198
   Citigroup                                                  172,900      4,369
   Countrywide Credit Industry                                  4,800         28
   Discover Financial Services                                  3,600         66
   First Marblehead                                            12,000         44
   Freddie Mac                                                  3,000         75
   Goldman Sachs Group                                         10,000      1,914
   Lehman Brothers Holdings                                    12,200        540
   Morgan Stanley                                               7,200        350
                                                                        --------
                                                                           7,666
                                                                        --------
FOOD, BEVERAGE & TOBACCO (1.6%)
   Altria Group                                                 9,200        184
   Coca-Cola Enterprises                                       10,200        230
   ConAgra Foods                                               24,000        565
   Pepsi Bottling Group                                        21,200        715
   Philip Morris International*                                 9,200        469
   Supervalu                                                   19,300        639
   Universal                                                    2,400        154
                                                                        --------
                                                                           2,956
                                                                        --------

                                                                          Value
                                                              Shares      (000)
                                                             --------   --------
GAS/NATURAL GAS (0.6%)
   AGL Resources                                               12,600   $    429
   Nicor                                                       17,600        618
                                                                        --------
                                                                           1,047
                                                                        --------
GENERAL MERCHANDISE STORES (0.4%)
   Family Dollar Stores                                        30,100        644
                                                                        --------
HEALTH CARE EQUIPMENT (0.1%)
   Covidien                                                     3,475        162
                                                                        --------
HOUSEHOLD PRODUCTS (0.0%)
   Valspar                                                        700         15
                                                                        --------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES (0.6%)
   Ethan Allen Interiors                                       17,100        470
   Leggett & Platt                                             29,300        486
   Whirlpool                                                    2,600        189
                                                                        --------
                                                                           1,145
                                                                        --------
INSURANCE (9.8%)
   ACE                                                         15,500        935
   Allstate                                                    29,200      1,471
   American International Group                                70,700      3,266
   Aspen Insurance Holdings                                    18,800        489
   Assurant                                                    16,000      1,040
   Chubb                                                       34,700      1,838
   Cigna                                                        3,100        132
   Genworth Financial, Cl A                                    43,900      1,012
   Hartford Financial Services Group                           13,700        976
   Lincoln National                                             8,800        473
   MBIA                                                        16,500        172
   Nationwide Financial Services, Cl A                         14,100        707
   Prudential Financial                                        21,000      1,590
   Torchmark                                                   12,900        835
   Travelers                                                   31,800      1,603
   Unum Group                                                  40,200        933
   XL Capital, Cl A                                            18,700        652
                                                                        --------
                                                                          18,124
                                                                        --------
LEASING & RENTING (0.3%)
   WW Grainger                                                  6,500        564
                                                                        --------
MACHINERY (1.7%)
   Black & Decker                                               7,300        479
   Caterpillar                                                  6,200        508
   Eaton                                                        3,000        263
   Illinois Tool Works                                          8,600        450
   Ingersoll-Rand, Cl A                                         7,500        333
   Parker Hannifin                                             14,100      1,126
                                                                        --------
                                                                           3,159
                                                                        --------
MORTGAGE REIT'S (0.2%)
   Annaly Capital Management                                   17,900        300
   RAIT Financial Trust                                         6,600         50
                                                                        --------
                                                                             350
                                                                        --------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS

April 30, 2008                                                       (Unaudited)

LSV CONSERVATIVE VALUE                                                    Value
EQUITY FUND                                                   Shares      (000)
----------------------------------------------------------   --------   --------
MOTORCYCLE MANUFACTURERS (0.3%)
   Harley-Davidson                                             16,400   $    627
                                                                        --------
MULTIMEDIA (0.2%)
   Time Warner                                                 28,400        422
                                                                        --------
OFFICE ELECTRONICS (0.8%)
   Xerox                                                       99,000      1,383
                                                                        --------
OFFICE EQUIPMENT (0.5%)
   3M                                                           3,300        254
   HNI                                                         15,300        333
   Steelcase, Cl A                                             33,600        372
                                                                        --------
                                                                             959
                                                                        --------
OIL & GAS STORAGE & TRANSPORTATION (0.3%)
   Overseas Shipholding Group                                   8,200        617
                                                                        --------
PAPER & PAPER PRODUCTS (0.7%)
   International Paper                                         51,400      1,345
                                                                        --------
PAPER PACKAGING (0.3%)
   Packaging of America                                        20,000        439
   Sonoco Products                                              1,600         53
                                                                        --------
                                                                             492
                                                                        --------
PETROLEUM & FUEL PRODUCTS (17.5%)
   Apache                                                      13,000      1,751
   Chevron                                                     75,300      7,240
   Cimarex Energy                                              11,800        735
   ConocoPhillips                                              62,500      5,384
   Exxon Mobil                                                134,500     12,518
   Marathon Oil                                                37,700      1,718
   Occidental Petroleum                                        12,600      1,049
   Patterson-UTI Energy                                        29,000        810
   Sunoco                                                       7,500        348
   Tesoro                                                       4,400        111
   Transocean                                                     951        140
   Valero Energy                                               14,300        699
                                                                        --------
                                                                          32,503
                                                                        --------
PHARMACEUTICALS (6.5%)
   Eli Lilly                                                   34,200      1,646
   Forest Laboratories*                                        13,200        458
   Johnson & Johnson                                           37,300      2,503
   King Pharmaceuticals*                                       10,000         94
   Merck                                                        7,600        289
   Pfizer                                                     260,400      5,237
   Watson Pharmaceuticals*                                     18,700        580
   Wyeth                                                       28,900      1,285
                                                                        --------
                                                                          12,092
                                                                        --------
PRINTING & PUBLISHING (0.8%)
   Gannett                                                      7,300        209
   Lexmark International, Cl A*                                17,800        559
   New York Times, Cl C                                        36,100        704
                                                                        --------
                                                                           1,472
                                                                        --------

                                                                          Value
                                                              Shares      (000)
                                                             --------   --------
RAILROADS (0.4%)
   Norfolk Southern                                            11,100   $    661
   Union Pacific                                                  500         73
                                                                        --------
                                                                             734
                                                                        --------
REINSURANCE (0.5%)
   Everest Re Group                                             7,900        714
   Reinsurance Group of America                                 2,900        151
                                                                        --------
                                                                             865
                                                                        --------
RETAIL (4.2%)
   Brinker International                                       19,900        452
   CBRL Group                                                  11,000        406
   Darden Restaurants                                          13,100        466
   Home Depot                                                  67,900      1,955
   Kroger                                                      43,700      1,191
   Macy's                                                      27,600        698
   Ruby Tuesday                                                 5,800         49
   Wal-Mart Stores                                             45,200      2,621
                                                                        --------
                                                                           7,838
                                                                        --------
SECURITIES BROKERAGE/DEALERS (0.7%)
   Merrill Lynch                                               27,500      1,370
                                                                        --------
SEMI-CONDUCTORS/INSTRUMENTS (1.1%)
   Intel                                                        1,600         35
   Molex                                                       20,400        579
   Texas Instruments                                           31,400        916
   Tyco Electronics                                            15,200        569
                                                                        --------
                                                                           2,099
                                                                        --------
SPECIALIZED REIT'S (0.5%)
   Hospitality Properties Trust                                18,200        585
   Sunstone Hotel Investors                                    21,500        401
                                                                        --------
                                                                             986
                                                                        --------
SPECIALTY CHEMICALS (0.3%)
   Sherwin-Williams                                             8,400        465
                                                                        --------
STEEL & STEEL WORKS (2.1%)
   Alcoa                                                       40,500      1,409
   Nucor                                                       21,400      1,616
   United States Steel                                          5,100        785
                                                                        --------
                                                                           3,810
                                                                        --------
TELEPHONES & TELECOMMUNICATIONS (5.3%)
   AT&T                                                       169,900      6,577
   Fairpoint Communications                                     1,599         15
   Verizon Communications                                      84,800      3,263
                                                                        --------
                                                                           9,855
                                                                        --------
TOTAL COMMON STOCK
   (Cost $207,474)                                                       184,343
                                                                        --------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS

April 30, 2008                                                       (Unaudited)

                                                               Face
LSV CONSERVATIVE VALUE                                        Amount      Value
EQUITY FUND                                                    (000)      (000)
----------------------------------------------------------   --------   --------
REPURCHASE AGREEMENT (0.5%)
   Morgan Stanley
      2.000%, dated 04/30/08, to be repurchased on
      05/01/08, repurchase price of $832,222
      (collateralized by a U.S. Treasury Inflation Index
      Bond, par value $751,905, 2.625%, 07/15/17, with
      total market value $848,827)                           $    832   $    832
                                                                        --------
TOTAL REPURCHASE AGREEMENT
   (Cost $832)                                                               832
                                                                        --------
TOTAL INVESTMENTS (99.8%)
   (Cost $208,306)                                                      $185,175
                                                                        ========

     PERCENTAGES ARE BASED ON NET ASSETS OF $185,614 (000).

*    NON-INCOME PRODUCING SECURITY.

CL   -- CLASS

REIT -- REAL ESTATE INVESTMENT TRUST

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES (000)

April 30, 2008                                                       (Unaudited)

                                                                                       LSV CONSERVATIVE
                                                                                      VALUE EQUITY FUND
                                                                                      -----------------
Assets:

Investments at Value (Cost $ 208,306)                                                   $   185,175
   Dividend and Interest Receivable                                                             267
   Receivable for Capital Shares Sold                                                           207
   Prepaid Expenses                                                                              20
                                                                                        -----------
      Total Assets                                                                          185,669
                                                                                        -----------
Liabilities:
   Payable due to Investment Advisor                                                             35
   Payable due to Administrator                                                                   8
   Other Accrued Expenses                                                                        12
                                                                                        -----------
      Total Liabilities                                                                          55
                                                                                        -----------
   Net Assets                                                                           $   185,614
                                                                                        ===========
Net Assets Consist of:
   Paid-in Capital                                                                      $   208,276
   Undistributed Net Investment Income                                                        1,466
   Accumulated Net Realized Loss on Investments                                                (997)
   Net Unrealized Depreciation on Investments                                               (23,131)
                                                                                        -----------
   Net Assets                                                                           $   185,614
                                                                                        ===========
Institutional Shares:
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value)                                          20,526,638(1)
                                                                                        -----------
Net Asset Value, Offering and Redemption Price Per Share                                $      9.04
                                                                                        ===========

(1)  Shares have not been rounded.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)

For the six months ended April 30, 2008                              (Unaudited)

                                                                       LSV CONSERVATIVE
                                                                      VALUE EQUITY FUND
                                                                      -----------------
Investment Income:
   Dividends Income                                                       $  2,543
   Interest                                                                     48
                                                                          --------
      Total Investment Income                                                2,591
                                                                          --------
Expenses
   Investment Advisory Fees                                                    321
   Administration Fees                                                          46
   Trustees' Fees                                                                1
   Transfer Agent Fees                                                          14
   Offering Costs                                                                8
   Custodian Fees                                                                6
   Registration and Filing Fees                                                  6
   Printing Fees                                                                 5
   Professional Fees                                                             3
   Insurance and Other Fees                                                      2
                                                                          --------
   Total Expenses                                                              412
Less: Waiver of Investment Advisory Fees                                      (117)
                                                                          --------
Net Expenses                                                                   295
                                                                          --------
      Net Investment Income                                                  2,296
                                                                          --------
Net Realized Loss on Investments                                              (921)
Net Change in Unrealized Appreciation (Depreciation) on Investments        (21,046)
                                                                          --------
   Net Realized and Unrealized Loss on Investments                         (21,967)
                                                                          --------
Net Decrease in Net Assets Resulting From Operations                      $(19,671)
                                                                          ========

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)

For the six months ended April 30, 2008 (Unaudited) and for the period ended October 31, 2007

                                                                                  LSV CONSERVATIVE
                                                                                 VALUE EQUITY FUND
                                                                             ------------------------
                                                                              11/01/07     3/30/07(1)
                                                                             TO 4/30/08   TO 10/31/07
                                                                             ----------   -----------
Operations:
   Net Investment Income                                                      $  2,296      $    824
   Net Realized Gain/(Loss) on Investments                                        (921)          117
   Net Change in Unrealized Appreciation (Depreciation) on Investments         (21,046)       (2,085)
                                                                              --------      --------
      Net Decrease in Net Assets Resulting From Operations                     (19,671)       (1,144)
                                                                              --------      --------
Dividends and Distributions:
   Net Investment Income                                                        (1,660)           --
   Net Realized Gain                                                              (187)           --
                                                                              --------      --------
      Total Dividends and Distributions                                         (1,847)           --
                                                                              --------      --------
Capital Share Transactions:
   Issued                                                                       80,997       147,537(2)
   In Lieu of Dividends and Distributions                                        1,840            --
   Redeemed                                                                    (17,307)       (4,791)
                                                                              --------      --------
      Net Increase in Net Assets Derived From Capital Share Transactions        65,530       142,746
                                                                              --------      --------
         Total Increase in Net Assets                                           44,012       141,602
                                                                              --------      --------
Net Assets:
   Beginning of Period                                                         141,602            --
                                                                              --------      --------
   End of Period (including undistributed net investment income of $ 1,466
      and $830, respectively)                                                 $185,614      $141,602
                                                                              ========      ========
Shares Transactions:
   Issued                                                                        8,488        14,256(2)
   In Lieu of Dividends and Distributions                                          193            --
   Redeemed                                                                     (1,948)         (462)
                                                                              --------      --------
      Net Increase in Shares Outstanding from Share Transactions                 6,733        13,794
                                                                              ========      ========

(1)  Commencement of operations.

(2) Includes subscriptions as a result of an in-kind transfer of securities (see Note 9).

Amounts designated as "--" are $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

For the Six Months Ended April 30, 2008 (Unaudited) and the Period Ended October 31,

                                                             Realized
                                       Net                     and
                                      Asset                 Unrealized              Dividends  Distributions      Total
                                      Value       Net         Gains       Total     from Net        from        Dividends
                                    Beginning  Investment  (Losses) on     from    Investment     Realized         and
                                    of Period    Income    Investments  Operation    Income        Gains      Distributions
                                    ---------  ----------  -----------  ---------  ----------  -------------  -------------
LSV CONSERVATIVE VALUE EQUITY FUND
2008*                                 $10.27    $0.12(1)     $(1.26)     $(1.14)     $(0.08)      $(0.01)        $(0.09)
2007**                                 10.00     0.14(1)       0.13++      0.27          --           --             --

                                                                                 Ratio of     Ratio
                                                           Net                 Expenses to   of Net
                                       Net               Assets      Ratio     Average Net  Investment
                                      Asset              End of   of Expenses     Assets      Income    Portfolio
                                    Value End   Total    Period    to Average   (Excluding  to Average   Turnover
                                    of Period  Return+    (000)    Net Assets    Waivers)   Net Assets     Rate
                                    ---------  -------  --------  -----------  -----------  ----------  ---------
LSV CONSERVATIVE VALUE EQUITY FUND
2008*                                 $ 9.04   (11.10)% $185,614     0.35%       0.49%         2.72%        6%
2007**                                 10.27     2.70    141,602     0.35        0.60          2.27         8

* For the six-month period ended April 30, 2008. All ratios for the period have been annualized.

** Commencement of operations for the LSV Conservative Value Equity Fund was March 30, 2007. All ratios for the period have been annualized.

+ Return is for the period indicated and has not been annualized. Total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total Return would have been lower had the Adviser not waived a portion of its fee.

++ The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

(1)  Per share calculations were performed using average shares for the period.

Amounts designated as "--" are $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2008                                                       (Unaudited)

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 36 funds. The financial statements herein are those of the LSV Conservative Value Equity Fund (the "Fund"). The Fund seeks long-term growth of capital by investing in undervalued stocks of medium to large U.S. companies which are out of favor in the market. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact on the Fund.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2008, there were no fair valued securities.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-date. Interest income is recognized on an accrual basis.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS --Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

NOTES TO FINANCIAL STATEMENTS

April 30, 2008                                                       (Unaudited)

     OFFERING COSTS -- Offering costs, including costs of printing initial prospectuses and registration fees, are being amortized to expense over twelve months. As of April 30, 2008, all of the offering costs have been fully amortized.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services ( the "Administrator"), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS:

The LSV Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at an annual rate of 0.07% of the Funds' first $1 billion of average daily net assets; 0.06% of the Funds' average daily net assets between $1 billion and $1.5 billion; 0.04% of the Funds' average daily net assets between $1.5 billion and $3 billion; and ..035% of the Funds' average daily net assets over $3 billion. There is a minimum annual fee of $150,000 per Fund and $25,000 for each additional class.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

The Trust and LSV Asset Management (the "Adviser") are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 0.38% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of 0.35% of the Fund's average daily net assets. The Adviser reserves the right to terminate this arrangement at any time at its discretion.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six month period ended April 30, 2008, were as follows (000):

PURCHASES
   U.S. Government   $    --
   Other              75,618
SALES
   U.S. Government   $    --
   Other              10,031

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in-capital, as appropriate, in the period that the differences arise.

There were no distributions paid during the year ended October 31, 2007.

As of October 31, 2007, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

Undistributed Ordinary Income   $ 1,015
Unrealized Depreciation          (2,159)
                                -------
Total Accumulated Losses        $(1,144)
                                =======

NOTES TO FINANCIAL STATEMENTS

April 30, 2008                                                       (Unaudited)

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2008, were as follows (000):

            AGGREGATED     AGGREGATED
               GROSS          GROSS           NET
 FEDERAL    UNREALIZED     UNREALIZED     UNREALIZED
TAX COST   APPRECIATION   DEPRECIATION   DEPRECIATION
--------   ------------   ------------   ------------
$208,406      $5,565        $(28,796)      $(23,231)

8. OTHER:

At April 30, 2008, 56% of total shares outstanding were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9. IN-KIND TRANSFER OF SECURITIES:

During the period ended October 31, 2007, the Fund issued shares of beneficial interest in exchange for securities. The securities were transferred at their current value on the date of transaction.

TRANSACTION DATE   SHARES ISSUED      VALUE
----------------   -------------   ----------
03/30/07              928,631      $9,286,311

10. ACCOUNTING PRONOUNCEMENT:

In September 2006, FASB issued Statement on Financial Accounting Standards
(SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return --the account values shown do not apply to your specific investment.

                                     Beginning     Ending                 Expenses
                                      Account     Account    Annualized     Paid
                                       Value       Value       Expense     During
                                      11/1/07     4/30/08      Ratios      Period*
                                     ---------   ---------   ----------   --------
LSV CONSERVATIVE VALUE EQUITY FUND
ACTUAL FUND RETURN
Institutional Shares                 $1,000.00   $  889.00      0.35%       $1.64
HYPOTHETICAL 5% RETURN
Institutional Shares                 $1,000.00   $1,023.12      0.35%       $1.76

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

                                      NOTES

                                      NOTES

                                      NOTES

TRUST:
The Advisors' Inner Circle Fund

FUND:
LSV Conservative Value Equity Fund

ADVISER:
LSV Asset Management

DISTRIBUTOR:
SEI Investments Distribution Co.

ADMINISTRATOR:
SEI Investments Global Funds Services

LEGAL COUNSEL:
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
Ernst & Young LLP

The Fund files its complete schedule of Portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors' Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling 888-FUND-LSV and (ii) on the Commission's website at http://www.sec.gov.

LSV-SA-004-0200

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           The Advisors' Inner Circle Fund


By (Signature and Title)*              /s/ Philip T. Masterson
                                       ------------------------------
                                       Philip T. Masterson, President

Date:  June 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*              /s/ Philip T. Masterson
                                       ------------------------------
                                       Philip T. Masterson, President

Date:  June 30, 2008


By (Signature and Title)*              /s/ Michael Lawson
                                       -------------------------
                                       Michael Lawson
                                       Controller & CFO


Date:  June 30, 2008

* Print the name and title of each signing officer under his or her signature.